Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 29, 2020	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs		$ 14,255,791	$ 14,255,791
Underwriting fees		4,000,000	4,000,000
Deferred underwriting fees			9,800,000
Other offering costs		455,791	455,791
Charged to expense		849,893	849,893
Charged to stockholders' equity		13,405,898	13,405,898
Initial public offering, shares (in Shares)	23,000,000
Federal depository insurance coverage		$ 250,000	$ 250,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Initial public offering, shares (in Shares)	610,000	610,000	610,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)		20,338,568	19,848,220
Purchase of shares (in Shares)		7,870,000	7,870,000